UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22427

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

MSAR Completion Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Commercial Mortgage-Backed Securities — 13.3%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$400	$401,755
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(2)	313	313,141
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	796	804,122
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	416	417,121
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	543	549,986
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3, 5.467%, 9/15/39	439	439,796
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	650	653,216
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,637,999
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class A4, 6.147%, 4/15/45(2)	122	121,857
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	62	62,535
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	787	793,216
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	733	737,910
Series 2007-IQ15, Class A4, 6.114%, 6/11/49(2)	483	501,086
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	260	259,463
Series 2006-C28, Class A4, 5.572%, 10/15/48	690	694,724
Series 2006-C29, Class A4, 5.308%, 11/15/48	474	481,477

Total Commercial Mortgage-Backed Securities (identified cost $8,928,858)		$8,869,404

Asset-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value

Computers — 2.1%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	$800	$800,356
Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	597,665

		$1,398,021

Security	Principal Amount (000’s omitted)	Value

Other — 1.1%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	$750	$747,341

		$747,341

Total Asset-Backed Securities (identified cost $2,149,788)		$2,145,362

Exchange-Traded Funds — 5.6%

Security	Shares	Value

Commodity Funds
iShares Gold Trust(3)	54,500	$680,160
SPDR Gold Shares(3)	24,330	3,008,404

Total Exchange-Traded Funds (identified cost $3,552,624)		$3,688,564

U.S. Treasury Obligations — 4.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(4)	$2,850	$2,923,814

Total U.S. Treasury Obligations (identified cost $2,811,040)		$2,923,814

Call Options Purchased — 0.0%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	2	$2,200	5/6/16	$20
S&P 500 Index	2	2,225	5/13/16	15
S&P 500 Index	2	2,230	5/20/16	20
S&P 500 Index	2	2,210	5/27/16	50
S&P 500 Index FLEX	2	2,210	5/2/16	0
S&P 500 Index FLEX	2	2,200	5/4/16	0
S&P 500 Index FLEX	2	2,195	5/9/16	1
S&P 500 Index FLEX	2	2,220	5/11/16	1
S&P 500 Index FLEX	2	2,230	5/16/16	3
S&P 500 Index FLEX	2	2,250	5/18/16	2
S&P 500 Index FLEX	2	2,220	5/23/16	19
S&P 500 Index FLEX	2	2,235	5/25/16	17

Total Call Options Purchased (identified cost $728)				$148

1	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.0%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	2	$1,865	5/6/16	$55
S&P 500 Index	2	1,890	5/13/16	200
S&P 500 Index	2	1,885	5/20/16	420
S&P 500 Index	2	1,850	5/27/16	530
S&P 500 Index FLEX	2	1,880	5/2/16	0
S&P 500 Index FLEX	2	1,850	5/4/16	0
S&P 500 Index FLEX	2	1,850	5/9/16	11
S&P 500 Index FLEX	2	1,880	5/11/16	54
S&P 500 Index FLEX	2	1,900	5/16/16	262
S&P 500 Index FLEX	2	1,915	5/18/16	452
S&P 500 Index FLEX	2	1,890	5/23/16	530
S&P 500 Index FLEX	2	1,900	5/25/16	725

Total Put Options Purchased (identified cost $5,442)				$3,239

Short-Term Investments — 19.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(6)	$13,197	$13,196,812

Total Short-Term Investments (identified cost $13,196,812)		$13,196,812

Total Investments — 46.4% (identified cost $30,645,292)		$30,827,343

Call Options Written — (0.0)%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	2	$2,100	5/6/16	$(490)
S&P 500 Index	2	2,125	5/13/16	(315)
S&P 500 Index	2	2,130	5/20/16	(510)
S&P 500 Index	2	2,110	5/27/16	(1,770)
S&P 500 Index FLEX	2	2,110	5/2/16	(31)
S&P 500 Index FLEX	2	2,100	5/4/16	(312)
S&P 500 Index FLEX	2	2,095	5/9/16	(1,093)
S&P 500 Index FLEX	2	2,120	5/11/16	(399)
S&P 500 Index FLEX	2	2,130	5/16/16	(447)
S&P 500 Index FLEX	2	2,145	5/18/16	(273)
S&P 500 Index FLEX	2	2,120	5/23/16	(1,155)
S&P 500 Index FLEX	2	2,135	5/25/16	(754)

Total Call Options Written (premiums received $17,762)				$(7,549)

Put Options Written — (0.0)%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	2	$1,965	5/6/16	$(180)
S&P 500 Index	2	1,990	5/13/16	(1,030)
S&P 500 Index	2	1,985	5/20/16	(1,630)
S&P 500 Index	2	1,950	5/27/16	(1,620)
S&P 500 Index FLEX	2	1,980	5/2/16	(11)
S&P 500 Index FLEX	2	1,950	5/4/16	(18)
S&P 500 Index FLEX	2	1,950	5/9/16	(197)
S&P 500 Index FLEX	2	1,980	5/11/16	(627)
S&P 500 Index FLEX	2	2,000	5/16/16	(1,626)
S&P 500 Index FLEX	2	2,020	5/18/16	(2,595)
S&P 500 Index FLEX	2	1,990	5/23/16	(2,160)
S&P 500 Index FLEX	2	2,000	5/25/16	(2,700)

Total Put Options Written (premiums received $17,962)				$(14,394)

Other Assets, Less Liabilities — 53.6%				$35,632,552

Net Assets — 100.0%				$66,437,952

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $4,838,332 or 7.3% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(3)	Non-income producing.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

2	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 5-Year Treasury Note	13	Short	Jun-16	$(1,567,695)	$(1,571,883)	$(4,188)
U.S. 10-Year Treasury Note	15	Long	Jun-16	1,959,520	1,950,938	(8,582)
U.S. Ultra 10-Year Treasury Note	26	Long	Jun-16	3,615,985	3,654,625	38,640
U.S. Ultra-Long Treasury Bond	32	Long	Jun-16	5,565,309	5,483,000	(82,309)

						$(56,439)

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$1,400	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/17/17	$1,685
Bank of America, N.A.	3,882	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.07%	8/19/16	(298,633)
Bank of America, N.A.	2,418	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA minus 0.45%	8/19/16	(291,014)
Societe Generale	4,000	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65%	10/5/16	(1,878)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	187
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(791)

							$(590,444)

(1)

Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)

Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

3	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $17,448,480)	$17,630,531
Affiliated investment, at value (identified cost, $13,196,812)	13,196,812
Cash	34,688,756
Restricted cash*	1,678,030
Interest receivable	40,271
Interest receivable from affiliated investment	18,196
Receivable for premiums on written options	3,366
Receivable for variation margin on open financial futures contracts	42,094
Receivable for open swap contracts	1,872
Receivable for closed swap contracts	15,591
Total assets	$67,315,519

Liabilities
Cash collateral due to broker	$20,000
Written options outstanding, at value (premiums received, $35,724)	21,943
Payable for investments purchased	698
Payable for open swap contracts	592,316
Payable for closed swap contracts	129,682
Payable to affiliates:
Investment adviser fee	34,789
Trustees’ fees	415
Accrued expenses	77,724
Total liabilities	$877,567
Net Assets applicable to investors’ interest in Portfolio	$66,437,952

Sources of Net Assets
Investors’ capital	$66,889,003
Net unrealized depreciation	(451,051)
Total	$66,437,952

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

4	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest	$127,382
Interest allocated from affiliated investment	93,477
Expenses allocated from affiliated investment	(3,894)
Total investment income	$216,965

Expenses
Investment adviser fee	$247,714
Trustees’ fees and expenses	2,523
Custodian fee	66,181
Legal and accounting services	36,085
Miscellaneous	5,135
Total expenses	$357,638

Net investment loss	$(140,673)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$99,942
Investment transactions allocated from affiliated investment	185
Written options	110,833
Financial futures contracts	683,870
Swap contracts	800,131
Net realized gain	$1,694,961
Change in unrealized appreciation (depreciation) —
Investments	$312,148
Written options	71,838
Financial futures contracts	(44,616)
Swap contracts	(366,173)
Net change in unrealized appreciation (depreciation)	$(26,803)

Net realized and unrealized gain	$1,668,158

Net increase in net assets from operations	$1,527,485

5	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment loss	$(140,673)	$(335,277)
Net realized gain from investment transactions, written options, financial futures contracts, swap contracts and capital gain distributions received	1,694,961	2,454,318
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts and swap contracts	(26,803)	(545,954)
Net increase in net assets from operations	$1,527,485	$1,573,087
Capital transactions —
Contributions	$2,983,162	$42,933,635
Withdrawals	(29,329,887)	(37,666,538)
Net increase (decrease) in net assets from capital transactions	$(26,346,725)	$5,267,097

Net increase (decrease) in net assets	$(24,819,240)	$6,840,184

Net Assets
At beginning of period	$91,257,192	$84,417,008
At end of period	$66,437,952	$91,257,192

6	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.95	%(2)	0.95%	0.97%	0.91%	0.86%	0.92%
Net investment income (loss)	(0.37	)%(2)	(0.43)%	0.76%	1.40%	0.47%	0.62%
Portfolio Turnover	36	%(3)	95%	39%	74%	37%	32%

Total Return	1.76	%(3)	2.29%	1.87%	(2.57)%	(0.20)%	0.90%

Net assets, end of period (000’s omitted)	$66,438		$91,257	$84,417	$111,123	$182,891	$387,568

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

7	See Notes to Consolidated Financial Statements.

MSAR Completion Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

MSAR Completion Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Multi-Strategy Absolute Return Fund held a 98.1% interest in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $7,467,597 or 11.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or

8

MSAR Completion Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain univested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any

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Notes to Consolidated Financial Statements (Unaudited) — continued

appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. In addition, BMR also receives an investment adviser fee in an amount equal to 0.55% of the Portfolio’s average daily net assets up to $500 million that are subject to a written put spread and/or call spread strategy and at reduced rates when the Portfolio’s daily net assets are $500 million or more. The Portfolio’s daily net assets that are subject to a written put spread and/or call spread strategy may exceed the Portfolio’s daily net assets on any day. The investment adviser fee is payable monthly. For the six months ended April 30, 2016, the investment adviser fee amounted to $247,714 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. BMR pays PRA a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended April 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$4,823,456	$7,285,702
U.S. Government and Agency Securities	3,168,637	5,849,631

	$7,992,093	$13,135,333

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Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,068,175

Gross unrealized appreciation	$13,736
Gross unrealized depreciation	(478,923)

Net unrealized appreciation	$(465,187)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written options and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2016 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	641	$138,248
Options written	859	578,978
Options exercised	(132)	(137,214)
Options expired	(1,320)	(544,288)

Outstanding, end of period	48	$35,724

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2016, the Portfolio invested in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the six months ended April 30, 2016, the Portfolio also held options on an exchange-traded equity fund to enhance total return. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the six months ended April 30, 2016, the Portfolio entered into total return swaps to enhance total return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $592,316. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,090,000 at April 30, 2016.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Interest Rate	Total

Unaffiliated investments, at value	$—	$3,387	$—	$3,387
Net unrealized depreciation*	—	—	38,640	38,640
Receivable for open swap contracts	187	1,685	—	1,872

Total Asset Derivatives	$187	$5,072	$38,640	$43,899

Derivatives not subject to master netting or similar agreements	$—	$3,387	$38,640	$42,027

Total Asset Derivatives subject to master netting or similar agreements	$187	$1,685	$—	$1,872

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Notes to Consolidated Financial Statements (Unaudited) — continued

	Commodity	Equity Price	Interest Rate	Total

Written options outstanding, at value	$—	$(21,943)	$—	$(21,943)
Net unrealized depreciation*	—	—	(95,079)	(95,079)
Payable for open swap contracts	(1,878)	(590,438)	—	(592,316)

Total Liability Derivatives	$(1,878)	$(612,381)	$(95,079)	$(709,338)

Derivatives not subject to master netting or similar agreements	$—	$(21,943)	$(95,079)	$(117,022)

Total Liability Derivatives subject to master netting or similar agreements	$(1,878)	$(590,438)	$—	$(592,316)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,685	$(1,685)	$—	$—	$—
Societe Generale	187	(187)	—	—	—

	$1,872	$(1,872)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(589,647)	$1,685	$—	$580,000	$(7,962)
Societe Generale	(2,669)	187	—	1,691	(791)

	$(592,316)	$1,872	$—	$581,691	$(8,753)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$225,395	$(188,399)	$—	$—
Financial futures contracts	—	—	—	683,870
Written options	69,337	41,496	—	—
Swap contracts	272,674	632,318	(104,861)	—

Total	$567,406	$485,415	$(104,861)	$683,870

Change in unrealized appreciation (depreciation) —
Investments	$23,025	$(4,156)	$—	$—
Financial futures contracts	—	—	—	(44,616)
Written options	(5,766)	77,604	—	—
Swap contracts	2,109	(370,806)	2,524	—

Total	$19,368	$(297,358)	$2,524	$(44,616)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$13,036,000	$2,923,000	$22,936,000

The average number of purchased index options contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was 306 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$8,869,404	$—	$8,869,404
Asset-Backed Securities	—	2,145,362	—	2,145,362
Exchange-Traded Funds	3,688,564	—	—	3,688,564
U.S. Treasury Obligations	—	2,923,814	—	2,923,814
Call Options Purchased	105	43	—	148
Put Options Purchased	1,205	2,034	—	3,239
Short-Term Investments	—	13,196,812	—	13,196,812

Total Investments	$3,689,874	$27,137,469	$—	$30,827,343

Futures Contracts	$38,640	$—	$—	$38,640
Swap Contracts	—	1,872	—	1,872

Total	$3,728,514	$27,139,341	$—	$30,867,855

Liability Description

Call Options Written	$(3,085)	$(4,464)	$—	$(7,549)
Put Options Written	(4,460)	(9,934)	—	(14,394)
Futures Contracts	(95,079)	—	—	(95,079)
Swap Contracts	—	(592,316)	—	(592,316)

Total	$(102,624)	$(606,714)	$—	$(709,338)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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MSAR Completion Portfolio

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. With respect to the Sub-adviser, the Board considered its abilities in analyzing factors relevant to investing in options on indices. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading,

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April 30, 2016

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three and five-year periods ended September 30, 2015 for the Portfolio. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes or otherwise manage investment exposures in which the Portfolio invests. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Portfolio expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from any economies of scale in the future.

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MSAR Completion Portfolio

April 30, 2016

Officers and Trustees

Officers of MSAR Completion Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of MSAR Completion Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 13, 2016